Transactions with Directors and Other Key Management Personnel - Parent	12 Months Ended
Dec. 31, 2023
Disclosure Of Directors And Key Management Remuneration [Line Items]
Transactions with Directors and Other Key Management Personnel	37. TRANSACTIONS WITH DIRECTORS AND OTHER KEY MANAGEMENT
PERSONNEL
The Directors of Santander UK Group Holdings plc did not receive any remuneration in respect of their services to the Company. The remuneration disclosures in these financial statements reflect their remuneration in respect of the Santander UK plc group.
a) Remuneration of Directors and Other Key Management Personnel
The remuneration of the Directors and Other Key Management Personnel (KMP) of the Santander UK group is set out in aggregate below.

	2023	2022	2021
Directors’ remuneration	£	£	£
Salaries and fees	4,008,772	4,037,116	3,828,333
Performance-related payments	1,002,607	3,701,569	3,431,294
Other fixed remuneration (pension and other allowances & non-cash benefits)	222,538	906,201	806,103
Expenses	—	13,004	3,705
Total remuneration	5,233,917	8,657,890	8,069,435

	2023	2022	2021
Directors' and Other Key Management Personnel compensation	£	£	£
Short-term employee benefits	13,235,757	15,641,669	18,831,380
Post-employment benefits	611,769	740,333	913,842
Compensation for loss of office(1)	—	1,540,400	—
Total compensation	13,847,526	17,922,402	19,745,222
(1) Compensation for loss of office was not paid to Directors or KMPs in 2023 (2022: three KMPs, £1,540,400; 2021: nil).
In 2023, the remuneration, excluding pension contributions, of the highest paid Director, was £2,640,491 (2022: £3,510,441, 2021: £3,740,810) of which
£1,002,607 (2022: £1,900,506, 2021: £1,864,320) was performance related. In 2023, the accrued defined benefit pension relating to the highest paid director was
£nil (2022: £nil, 2021: £22,119 per annum for a different individual).
b) Retirement benefits
Defined benefit pension schemes are provided to certain employees. See Note 30 for details of the schemes and the related costs and obligations. No director has a deferred pension benefit accruing under a defined benefit scheme. Ex-gratia pensions paid to former Directors of Santander UK plc in 2023, which have been provided for previously, amounted to £327,462 (2022: £379,945; 2021: £370,668). Since the Company became part of the Banco Santander group, the
Board has not awarded any new ex-gratia pensions.
c) Transactions with Directors, Other Key Management Personnel and each of their connected persons
Directors, Other KMP (defined as the Executive Committee of Santander UK plc who served during the year) and their connected persons have undertaken the following transactions with the Santander UK group in the ordinary course of business.

		2023		2022
	No.	£000	No.	£000
Secured loans, unsecured loans and overdrafts
At 1 January	6	647	4	27
Net movements	—	244	2	620
At 31 December	6	891	6	647

Deposit, bank and instant access accounts and investments
At 1 January	16	2,995	16	6,427
Net movements	(3)	(1,819)	—	(3,432)
At 31 December	13	1,176	16	2,995
In 2023 and 2022, no Director held any interest in the shares of any company in the Santander UK group and no Director exercised or was granted any rights to subscribe for shares in any company in the Santander UK group. In addition, in 2023 and 2022, no Directors exercised share options over shares in Banco
Santander SA, the ultimate parent company of the Company.
Secured loans, unsecured loans and overdrafts are made to Directors, Other KMP and their connected persons, in the ordinary course of business, with terms prevailing for comparable transactions and on the same terms and conditions as applicable to other employees in the Santander UK group. Such loans do not involve more than the normal risk of collectability or present any unfavourable features. Amounts deposited by Directors, Other KMP and their connected persons earn interest at the same rates as those offered to the market or on the same terms and conditions applicable to other employees in the Santander UK group.
Deposits, bank and instant access accounts and investments are entered into by Directors, Other KMP and their connected persons on normal market terms and conditions, or on the same terms and conditions as applicable to other employees in Santander UK group.
In 2023, loans were made to one Directors (2022: four Directors), with a principal amount of £312,846 outstanding at 31 December 2023 (2022: £332,426). In
2023, loans were made to five Other KMP (2022: two), with a principal amount of £578,568 outstanding at 31 December 2023 (2022: £314,667).
In 2023 and 2022, there were no other transactions, arrangements or agreements with Santander UK in which Directors, Other KMP or their connected persons had a material interest. In addition, in 2023 and 2022, no Director had a material interest in any contract of significance with Santander UK other than a service contract or appointment letter, as appropriate.

Santander UK Group Holdings plc
Disclosure Of Directors And Key Management Remuneration [Line Items]
Transactions with Directors and Other Key Management Personnel	44.16. TRANSACTIONS WITH DIRECTORS AND OTHER KEY MANAGEMENT
PERSONNEL
The Directors of Santander UK Group Holdings plc did not receive any remuneration in respect of their services to the Company. The remuneration disclosures in respect of the Santander UK group are set out in Note 37 to the Consolidated Financial Statements.